RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 2,670,022	$ 1,933,606
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	144,670	119,498
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	326,779	496,049
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	2,039,274	936,287
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 159,299	$ 381,772